Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers International Realty Fund, Inc.
Entity Central Index Key	0001309161
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class A
Trading Symbol	IRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$73	1.35%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 18.76% total return in the six months ended June 30, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 19.49%, and the MSCI EAFE Index - net, which returned 19.45%.

Stock selection in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] aided by an overweight in Charter Hall Group. The real estate fund manager had a large gain amid declining interest rates and increased transactional and fund raising activity in Australia. A non-investment in data center owner NextDC helped as well, as it had a relatively flat return on uncertainty about near-term customer demand. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024, lifted by a decline in interest rates and a rebound in retail and tourism.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight allocation to diversified property owner Balder, which underperformed. Stock selection in the U.K. was a detractor as well, due in part to a non-allocation to Shaftesbury Capital, an owner of diversified London properties that had a sizable gain.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Australia	Switzerland
France	Sweden
Hong Kong	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	8.79%	0.33%	1.70%
Without sales charge	13.92%	1.25%	2.17%
FTSE EPRA ex-U.S. Index - net[1]	18.33%	2.40%	1.52%
MSCI EAFE Index - net	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 261,948,791
Holdings Count | shares	66
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$261,948,791
Number of portfolio holdings (excluding derivatives)	66
Portfolio turnover rate[3]	35%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Sector diversification[4,6]	(%)
Diversified	53.0%
Industrials	11.4%
Retail	10.9%
Residential	10.7%
Office	4.1%
Health Care	3.3%
Self Storage	3.2%
Data Centers	1.3%
Industrial Office	0.5%
Other (includes short-term investments)	1.6%

Country diversification[4,6]	(%)
Japan	24.5%
Australia	17.1%
United Kingdom	10.0%
Hong Kong	8.8%
Singapore	7.2%
Germany	6.5%
France	5.7%
Canada	5.2%
Sweden	4.2%
Other (includes short-term investments)	10.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class C
Trading Symbol	IRFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$108	2.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 18.30% total return in the six months ended June 30, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 19.49%, and the MSCI EAFE Index - net, which returned 19.45%.

Stock selection in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] aided by an overweight in Charter Hall Group. The real estate fund manager had a large gain amid declining interest rates and increased transactional and fund raising activity in Australia. A non-investment in data center owner NextDC helped as well, as it had a relatively flat return on uncertainty about near-term customer demand. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024, lifted by a decline in interest rates and a rebound in retail and tourism.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight allocation to diversified property owner Balder, which underperformed. Stock selection in the U.K. was a detractor as well, due in part to a non-allocation to Shaftesbury Capital, an owner of diversified London properties that had a sizable gain.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Australia	Switzerland
France	Sweden
Hong Kong	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	12.13%[2]	0.59%	1.51%
Without sales charge	13.13%	0.59%	1.51%
FTSE EPRA ex-U.S. Index - net[1]	18.33%	2.40%	1.52%
MSCI EAFE Index - net	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 261,948,791
Holdings Count | shares	66
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$261,948,791
Number of portfolio holdings (excluding derivatives)	66
Portfolio turnover rate[3]	35%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Sector diversification[4,6]	(%)
Diversified	53.0%
Industrials	11.4%
Retail	10.9%
Residential	10.7%
Office	4.1%
Health Care	3.3%
Self Storage	3.2%
Data Centers	1.3%
Industrial Office	0.5%
Other (includes short-term investments)	1.6%

Country diversification[4,6]	(%)
Japan	24.5%
Australia	17.1%
United Kingdom	10.0%
Hong Kong	8.8%
Singapore	7.2%
Germany	6.5%
France	5.7%
Canada	5.2%
Sweden	4.2%
Other (includes short-term investments)	10.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class I
Trading Symbol	IRFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 18.96% total return in the six months ended June 30, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 19.49%, and the MSCI EAFE Index - net, which returned 19.45%.

Stock selection in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] aided by an overweight in Charter Hall Group. The real estate fund manager had a large gain amid declining interest rates and increased transactional and fund raising activity in Australia. A non-investment in data center owner NextDC helped as well, as it had a relatively flat return on uncertainty about near-term customer demand. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024, lifted by a decline in interest rates and a rebound in retail and tourism.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight allocation to diversified property owner Balder, which underperformed. Stock selection in the U.K. was a detractor as well, due in part to a non-allocation to Shaftesbury Capital, an owner of diversified London properties that had a sizable gain.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Australia	Switzerland
France	Sweden
Hong Kong	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	14.22%	1.61%	2.52%
FTSE EPRA ex-U.S. Index - net[1]	18.33%	2.40%	1.52%
MSCI EAFE Index - net	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 261,948,791
Holdings Count | shares	66
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$261,948,791
Number of portfolio holdings (excluding derivatives)	66
Portfolio turnover rate[3]	35%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Sector diversification[4,6]	(%)
Diversified	53.0%
Industrials	11.4%
Retail	10.9%
Residential	10.7%
Office	4.1%
Health Care	3.3%
Self Storage	3.2%
Data Centers	1.3%
Industrial Office	0.5%
Other (includes short-term investments)	1.6%

Country diversification[4,6]	(%)
Japan	24.5%
Australia	17.1%
United Kingdom	10.0%
Hong Kong	8.8%
Singapore	7.2%
Germany	6.5%
France	5.7%
Canada	5.2%
Sweden	4.2%
Other (includes short-term investments)	10.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class R
Trading Symbol	IRFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$81	1.50%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 18.59% total return in the six months ended June 30, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 19.49%, and the MSCI EAFE Index - net, which returned 19.45%.

Stock selection in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] aided by an overweight in Charter Hall Group. The real estate fund manager had a large gain amid declining interest rates and increased transactional and fund raising activity in Australia. A non-investment in data center owner NextDC helped as well, as it had a relatively flat return on uncertainty about near-term customer demand. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024, lifted by a decline in interest rates and a rebound in retail and tourism.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight allocation to diversified property owner Balder, which underperformed. Stock selection in the U.K. was a detractor as well, due in part to a non-allocation to Shaftesbury Capital, an owner of diversified London properties that had a sizable gain.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Australia	Switzerland
France	Sweden
Hong Kong	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	Since Inception (10/1/15)
Class R2	13.55%	1.07%	2.53%
FTSE EPRA ex-U.S. Index - net[1]	18.33%	2.40%	2.05%
MSCI EAFE Index - net	17.73%	11.16%	7.80%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 261,948,791
Holdings Count | shares	66
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$261,948,791
Number of portfolio holdings (excluding derivatives)	66
Portfolio turnover rate[3]	35%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Sector diversification[4,6]	(%)
Diversified	53.0%
Industrials	11.4%
Retail	10.9%
Residential	10.7%
Office	4.1%
Health Care	3.3%
Self Storage	3.2%
Data Centers	1.3%
Industrial Office	0.5%
Other (includes short-term investments)	1.6%

Country diversification[4,6]	(%)
Japan	24.5%
Australia	17.1%
United Kingdom	10.0%
Hong Kong	8.8%
Singapore	7.2%
Germany	6.5%
France	5.7%
Canada	5.2%
Sweden	4.2%
Other (includes short-term investments)	10.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class Z
Trading Symbol	IRFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 18.85% total return in the six months ended June 30, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 19.49%, and the MSCI EAFE Index - net, which returned 19.45%.

Stock selection in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] aided by an overweight in Charter Hall Group. The real estate fund manager had a large gain amid declining interest rates and increased transactional and fund raising activity in Australia. A non-investment in data center owner NextDC helped as well, as it had a relatively flat return on uncertainty about near-term customer demand. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. An overweight in Hong Kong contributed positively as well. The market had a sizable gain after struggling in 2024, lifted by a decline in interest rates and a rebound in retail and tourism.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight allocation to diversified property owner Balder, which underperformed. Stock selection in the U.K. was a detractor as well, due in part to a non-allocation to Shaftesbury Capital, an owner of diversified London properties that had a sizable gain.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as, overall, foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Australia	Switzerland
France	Sweden
Hong Kong	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	Since Inception (10/1/15)
Class Z2	14.25%	1.59%	3.00%
FTSE EPRA ex-U.S. Index - net[1]	18.33%	2.40%	2.05%
MSCI EAFE Index - net	17.73%	11.16%	7.80%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 261,948,791
Holdings Count | shares	66
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$261,948,791
Number of portfolio holdings (excluding derivatives)	66
Portfolio turnover rate[3]	35%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%

Sector diversification[4,6]	(%)
Diversified	53.0%
Industrials	11.4%
Retail	10.9%
Residential	10.7%
Office	4.1%
Health Care	3.3%
Self Storage	3.2%
Data Centers	1.3%
Industrial Office	0.5%
Other (includes short-term investments)	1.6%

Country diversification[4,6]	(%)
Japan	24.5%
Australia	17.1%
United Kingdom	10.0%
Hong Kong	8.8%
Singapore	7.2%
Germany	6.5%
France	5.7%
Canada	5.2%
Sweden	4.2%
Other (includes short-term investments)	10.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.7%
Mitsui Fudosan Co. Ltd.	5.5%
Vonovia SE	4.1%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.3%
Mitsubishi Estate Co. Ltd.	3.0%
CapitaLand Integrated Commercial Trust	2.9%
Sun Hung Kai Properties Ltd.	2.9%
Link REIT	2.8%
Japan Metropolitan Fund Invest	2.6%